4. CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Interest and debt expense	$ (188,604)	$ (42,167)	$ (304,330)	$ (573,782)
Amortization of debt discounts	154,802
Amortization of deferred financing costs			27,641	144,683
Interest expense debt	33,802	13,882
Proceeds from convertible notes payable			577,460	0
Unamortized debt discount	242,300		774,011	27,641
Convertible notes payable balance	1,050,911		519,200	500,139
Notes converted into common stock, value	80,000
Loss on debt conversion	(376,909)	$ (616,889)	(558,198)	0
Convertible Debt [Member]
Interest and debt expense			81,102	52,778
Amortization of debt discounts			27,641	372,550
Amortization of deferred financing costs			192,798	144,683
Interest expense debt			301,541	570,011
Beneficial conversion feature				$ 287,647
November 2014 10% Convertible Notes
Notes converted into common stock, value			80,000
November 2014 10% Convertible Notes | Second Amendment [Member]
Debt face amount			$ 691,811
Number of securities that warrants may convert to			30,000
Stated interest rate			10.00%
Common stock purchase price			$ 5.00
Loss on debt conversion			$ (536,889)
Extension fee expense			80,000
November 2014 10% Convertible Notes | Second Amendment [Member] | Fair value of prior warrants [Member]
Loss on debt conversion			(287,676)
November 2014 10% Convertible Notes | Second Amendment [Member] | Beneficial conversion feature [Member]
Loss on debt conversion			(325,206)
November 2014 10% Convertible Notes | Second Amendment [Member] | Debt discount [Member]
Loss on debt conversion			$ 75,993
November 2014 10% Convertible Notes | Third Amendment [Member]
Debt maturity date			Jul. 01, 2018
Conversion price			$ 3.00
Beneficial conversion feature			$ 233,748
Loss on debt conversion			58,691
December 2016 10% Convertible Notes [Member]
Debt face amount	$ 680,400		$ 680,400
Number of securities that warrants may convert to			127,575
Stated interest rate			10.00%
Debt maturity date	Jul. 01, 2019		Jul. 01, 2018
Proceeds from convertible notes payable			$ 600,000
Conversion price	$ 3.00		$ 4.00
Common stock purchase price			$ 4.50
Unamortized debt discount	$ 127,450		$ 498,648
Legal fees			22,500
Bank fees			40
Convertible notes payable balance	552,950		181,752
Loss on debt conversion	$ (198,254)
December 2016 10% Convertible Notes [Member] | Fair Value of Warrants [Member]
Deferred finance costs			102,940
Unamortized debt discount			232,718
December 2016 10% Convertible Notes [Member] | Beneficial conversion feature [Member]
Unamortized debt discount			262,718
December 2016 10% Convertible Notes [Member] | Original Issue Discount [Member]
Unamortized debt discount			50,400
December 2016 10% Convertible Notes [Member] | Due Diligence Fee [Member]
Unamortized debt discount			$ 30,000